Segment Information - Summary Of Reconciliation Of Total Segment Profit To The Company's Income (loss) (Detail) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
		Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Corporate general and administrative expenses					$ (110,600,000)		$ (100,900,000)		$ (80,000,000)
Adjusted share-based compensation expense					(54,800,000)		(69,200,000)		(70,200,000)
Purchase accounting and related adjustments					(17,100,000)		(61,600,000)		(65,300,000)
Loss from operations		$ (5,000)	$ (3,404,845)	$ (540,513)		$ (24,446,982)		$ (1,628,308)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Company's total segment profit					466,200,000		409,900,000		346,800,000
Corporate general and administrative expenses	[1]				(110,600,000)		(100,900,000)		(80,000,000)
Adjusted depreciation and amortization	[2]				(10,500,000)		(12,200,000)		(12,400,000)
Restructuring and other					(132,900,000)		(27,200,000)		(6,300,000)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense	[3]				900,000		8,900,000		5,200,000
Content charges	[4]				(1,500,000)		(8,100,000)		0
Charges related to Russia's invasion of Ukraine	[5]				0		0		(5,900,000)
Adjusted share-based compensation expense	[6]				(54,800,000)		(69,200,000)		(70,200,000)
Purchase accounting and related adjustments	[7]				(17,100,000)		(61,600,000)		(65,300,000)
Loss from operations					139,700,000		139,600,000		111,900,000
Interest expense					(222,500,000)		(162,600,000)		(115,000,000)
Interest and other income					19,200,000		6,400,000		28,000,000
Other expense					(20,000,000)		(21,200,000)		(8,600,000)
Loss on extinguishment of debt					(1,300,000)	(1,300,000)	(1,300,000)		(3,400,000)
Gain on investments, net					3,500,000	$ 44,000,000	44,000,000		1,300,000
Equity interests income (loss)					8,700,000		500,000		(3,000,000)
Income (loss) before income taxes					$ (72,700,000)		$ 5,400,000		$ 11,200,000

[1]	Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 20). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.
[2]	Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below: Year Ended March 31, 2024 2023 2022 (Amounts in millions) Depreciation and amortization $ 15.6 $ 17.9 $ 18.1 Less: Amount included in purchase accounting and related adjustments (5.1) (5.7) (5.7) Adjusted depreciation and amortization $ 10.5 $ 12.2 $ 12.4
[3]	Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.
[4]	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15).
[5]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations, and excluded from segment operating results.
[6]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense: Year Ended March 31, 2024 2023 2022 (Amounts in millions) Total share-based compensation expense(i) $ 62.5 $ 73.4 $ 70.2 Less: Amount included in restructuring and other(ii) (7.7) (4.2) — Adjusted share-based compensation $ 54.8 $ 69.2 $ 70.2 (i) Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense. (ii) Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[7]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements: Year Ended March 31, 2024 2023 2022 (Amounts in millions) Purchase accounting and related adjustments: Direct operating $ — $ 0.7 $ 0.4 General and administrative expense(i) 12.0 55.2 59.2 Depreciation and amortization 5.1 5.7 5.7 $ 17.1 $ 61.6 $ 65.3 (i)These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.